OTHER ASSETS AND OTHER LIABILITIES, Fair Value of Derivatives Held for Contractual Maturity (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value of Derivatives [abstract]
Total assets	S/ 1,478,726	S/ 1,661,628
Total liabilities	1,345,665	1,524,761
Derivatives [Member]
Fair Value of Derivatives [abstract]
Total assets	1,327,964	1,575,360
Total liabilities	1,320,883	1,507,065
Forward Foreign Exchange Contracts [Member]
Fair Value of Derivatives [abstract]
Total assets	500,348	344,780
Total liabilities	288,857	387,371
Interest Rate Swap [Member]
Fair Value of Derivatives [abstract]
Total assets	415,034	367,906
Total liabilities	277,988	320,186
Currency Swaps [Member]
Fair Value of Derivatives [abstract]
Total assets	410,439	860,170
Total liabilities	749,420	795,845
Foreign Exchange Options [Member]
Fair Value of Derivatives [abstract]
Total assets	1,349	2,485
Total liabilities	3,168	3,258
Futures [Member]
Fair Value of Derivatives [abstract]
Total assets	794	19
Total liabilities	1,450	405
Up to 3 Months [Member] | Derivatives [Member]
Fair Value of Derivatives [abstract]
Total assets	353,694	272,607
Total liabilities	353,709	283,037
Up to 3 Months [Member] | Forward Foreign Exchange Contracts [Member]
Fair Value of Derivatives [abstract]
Total assets	276,887	193,678
Total liabilities	203,269	231,022
Up to 3 Months [Member] | Interest Rate Swap [Member]
Fair Value of Derivatives [abstract]
Total assets	12,395	16,120
Total liabilities	8,073	13,098
Up to 3 Months [Member] | Currency Swaps [Member]
Fair Value of Derivatives [abstract]
Total assets	63,465	61,522
Total liabilities	140,363	37,410
Up to 3 Months [Member] | Foreign Exchange Options [Member]
Fair Value of Derivatives [abstract]
Total assets	153	1,287
Total liabilities	554	1,102
Up to 3 Months [Member] | Futures [Member]
Fair Value of Derivatives [abstract]
Total assets	794	0
Total liabilities	1,450	405
From 3 Months to 1 Year [Member] | Derivatives [Member]
Fair Value of Derivatives [abstract]
Total assets	331,615	357,050
Total liabilities	384,085	395,000
From 3 Months to 1 Year [Member] | Forward Foreign Exchange Contracts [Member]
Fair Value of Derivatives [abstract]
Total assets	226,117	148,219
Total liabilities	85,222	153,550
From 3 Months to 1 Year [Member] | Interest Rate Swap [Member]
Fair Value of Derivatives [abstract]
Total assets	43,395	25,612
Total liabilities	37,418	13,481
From 3 Months to 1 Year [Member] | Currency Swaps [Member]
Fair Value of Derivatives [abstract]
Total assets	60,940	182,002
Total liabilities	258,962	225,813
From 3 Months to 1 Year [Member] | Foreign Exchange Options [Member]
Fair Value of Derivatives [abstract]
Total assets	1,163	1,198
Total liabilities	2,483	2,156
From 3 Months to 1 Year [Member] | Futures [Member]
Fair Value of Derivatives [abstract]
Total assets	0	19
Total liabilities	0	0
From 1 to 3 Years [Member] | Derivatives [Member]
Fair Value of Derivatives [abstract]
Total assets	143,053	238,240
Total liabilities	146,116	242,853
From 1 to 3 Years [Member] | Forward Foreign Exchange Contracts [Member]
Fair Value of Derivatives [abstract]
Total assets	(2,656)	2,883
Total liabilities	366	2,799
From 1 to 3 Years [Member] | Interest Rate Swap [Member]
Fair Value of Derivatives [abstract]
Total assets	58,726	16,117
Total liabilities	45,352	28,424
From 1 to 3 Years [Member] | Currency Swaps [Member]
Fair Value of Derivatives [abstract]
Total assets	86,950	219,240
Total liabilities	100,267	211,630
From 1 to 3 Years [Member] | Foreign Exchange Options [Member]
Fair Value of Derivatives [abstract]
Total assets	33	0
Total liabilities	131	0
From 1 to 3 Years [Member] | Futures [Member]
Fair Value of Derivatives [abstract]
Total assets	0	0
Total liabilities	0	0
From 3 to 5 Years [Member] | Derivatives [Member]
Fair Value of Derivatives [abstract]
Total assets	207,593	189,036
Total liabilities	189,864	186,491
From 3 to 5 Years [Member] | Forward Foreign Exchange Contracts [Member]
Fair Value of Derivatives [abstract]
Total assets	0	0
Total liabilities	0	0
From 3 to 5 Years [Member] | Interest Rate Swap [Member]
Fair Value of Derivatives [abstract]
Total assets	122,943	51,990
Total liabilities	62,460	40,984
From 3 to 5 Years [Member] | Currency Swaps [Member]
Fair Value of Derivatives [abstract]
Total assets	84,650	137,046
Total liabilities	127,404	145,507
From 3 to 5 Years [Member] | Foreign Exchange Options [Member]
Fair Value of Derivatives [abstract]
Total assets	0	0
Total liabilities	0	0
From 3 to 5 Years [Member] | Futures [Member]
Fair Value of Derivatives [abstract]
Total assets	0	0
Total liabilities	0	0
More than 5 Years [Member] | Derivatives [Member]
Fair Value of Derivatives [abstract]
Total assets	292,009	518,427
Total liabilities	247,109	399,684
More than 5 Years [Member] | Forward Foreign Exchange Contracts [Member]
Fair Value of Derivatives [abstract]
Total assets	0	0
Total liabilities	0	0
More than 5 Years [Member] | Interest Rate Swap [Member]
Fair Value of Derivatives [abstract]
Total assets	177,575	258,067
Total liabilities	124,685	224,199
More than 5 Years [Member] | Currency Swaps [Member]
Fair Value of Derivatives [abstract]
Total assets	114,434	260,360
Total liabilities	122,424	175,485
More than 5 Years [Member] | Foreign Exchange Options [Member]
Fair Value of Derivatives [abstract]
Total assets	0	0
Total liabilities	0	0
More than 5 Years [Member] | Futures [Member]
Fair Value of Derivatives [abstract]
Total assets	0	0
Total liabilities	S/ 0	S/ 0